Consolidated Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
Globant SA(a)(b)	124,190	$17,412,680
Telecom Argentina SA, ADR	333,584	2,865,487
YPF SA, ADR	642,986	3,240,649

		23,518,816

Brazil — 3.7%
Ambev SA	17,696,815	40,665,105
Atacadao SA	1,513,400	5,152,320
B2W Cia. Digital(a)	787,029	13,276,794
B3 SA — Brasil, Bolsa, Balcao	7,707,401	64,641,070
Banco Bradesco SA	5,051,136	16,554,698
Banco BTG Pactual SA	849,800	7,641,957
Banco do Brasil SA	3,178,274	18,047,536
Banco Santander Brasil SA	1,537,300	7,217,902
BB Seguridade Participacoes SA	2,659,100	12,377,244
BR Malls Participacoes SA	2,953,588	5,334,959
BRF SA(a)	2,121,385	9,034,567
CCR SA	4,598,000	12,445,103
Centrais Eletricas Brasileiras SA	1,084,473	5,716,791
Cia Brasileira de Distribuicao	603,686	7,000,450
Cia. de Saneamento Basico do Estado de Sao Paulo	1,291,124	12,913,380
Cia. Siderurgica Nacional SA	2,404,528	4,569,006
Cielo SA	4,638,776	3,493,324
Cogna Educacao	6,743,180	6,530,745
Cosan SA	606,700	7,356,004
CPFL Energia SA	463,300	2,751,086
Embraer SA(a)	25	33
Energisa SA	639,500	5,593,020
Engie Brasil Energia SA	784,650	6,127,121
Equatorial Energia SA	3,265,900	12,056,728
Hapvida Participacoes e Investimentos SA(c)	842,500	8,510,164
Hypera SA	1,459,400	8,657,890
IRB Brasil Resseguros S/A	2,636,200	4,028,735
JBS SA	4,068,065	16,456,222
Klabin SA	2,614,400	9,487,917
Localiza Rent a Car SA	2,281,008	16,161,217
Lojas Renner SA	3,026,389	21,481,338
Magazine Luiza SA	2,758,400	32,682,705
Multiplan Empreendimentos Imobiliarios SA	1,068,309	4,069,767
Natura & Co. Holding SA	2,466,766	16,886,885
Notre Dame Intermedica Participacoes SA	1,822,000	20,900,112
Petrobras Distribuidora SA	2,734,100	10,893,912
Petroleo Brasileiro SA	14,211,974	54,533,619
Porto Seguro SA	380,700	3,315,555
Raia Drogasil SA	820,500	16,533,579
Rumo SA(a)	4,106,500	17,035,121
Sul America SA	1,078,536	8,906,546
Suzano SA(a)	2,035,200	14,187,305
TIM Participacoes SA	3,217,276	8,068,218
Ultrapar Participacoes SA	2,732,600	8,613,745
Vale SA	13,318,734	129,972,363
WEG SA	3,159,706	24,335,862

		742,215,720

Chile — 0.5%
Aguas Andinas SA, Class A	10,427,826	3,044,687
Banco de Chile	169,914,854	14,351,601
Banco de Credito e Inversiones SA	191,725	6,452,742
Banco Santander Chile	247,596,528	10,024,400

Security	Shares	Value

Chile (continued)
Cencosud SA	5,396,869	$6,266,856
Cencosud Shopping SA	1,296,012	2,213,135
Cia. Cervecerias Unidas SA	577,362	4,150,238
Colbun SA	31,464,365	5,115,890
Empresa Nacional de Telecomunicaciones SA	599,763	3,798,797
Empresas CMPC SA	4,287,874	8,680,122
Empresas COPEC SA	1,467,876	9,206,127
Enel Americas SA	129,530,437	18,741,053
Enel Chile SA	105,906,317	7,890,363
Falabella SA	2,778,636	6,435,862

		106,371,873

China — 39.7%
360 Security Technology Inc., Class A	481,690	1,196,795
3SBio Inc.(a)(c)	4,812,000	5,711,573
51job Inc., ADR(a)(b)	101,439	6,541,801
58.com Inc., ADR(a)(b)	355,749	17,079,510
AAC Technologies Holdings Inc.(b)	2,721,500	13,974,416
AECC Aviation Power Co. Ltd., Class A	721,673	2,422,634
Agile Group Holdings Ltd.	4,874,000	5,011,712
Agricultural Bank of China Ltd., Class A	18,180,100	8,627,947
Agricultural Bank of China Ltd., Class H	101,944,000	41,166,910
Aier Eye Hospital Group Co. Ltd., Class A	949,286	5,188,861
Air China Ltd., Class A	1,483,493	1,339,745
Air China Ltd., Class H	7,818,000	4,680,108
Aisino Corp., Class A	1,026,474	2,285,288
AK Medical Holdings Ltd.(c)	1,362,000	4,155,761
Alibaba Group Holding Ltd., ADR(a)	6,992,023	1,450,075,650
Alibaba Health Information Technology Ltd.(a)	13,576,000	31,807,529
Alibaba Pictures Group Ltd.(a)(b)	51,270,000	6,217,753
A-Living Services Co. Ltd., Class H(c)	1,669,250	8,937,411
Aluminum Corp. of China Ltd., Class A(a)	2,921,300	1,141,738
Aluminum Corp. of China Ltd., Class H(a)(b)	18,616,000	3,434,509
Angang Steel Co. Ltd., Class A	3,846,777	1,320,883
Anhui Conch Cement Co. Ltd., Class A	984,586	7,806,103
Anhui Conch Cement Co. Ltd., Class H	4,544,000	34,031,635
Anhui Gujing Distillery Co. Ltd., Class A	116,585	2,437,086
Anhui Gujing Distillery Co. Ltd., Class B	300,600	3,362,407
Anhui Kouzi Distillery Co. Ltd., Class A	241,952	1,599,122
ANTA Sports Products Ltd.	4,060,402	36,198,397
Asymchem Laboratories Tianjin Co. Ltd., Class A	84,300	2,559,876
Autobio Diagnostics Co. Ltd., Class A	96,692	1,970,497
Autohome Inc., ADR	221,612	17,048,611
AVIC Aircraft Co. Ltd., Class A	1,019,486	2,447,609
Avic Capital Co. Ltd., Class A	4,700,889	2,486,861
AVIC Jonhon Optronic Technology Co. Ltd., Class A	467,693	2,282,910
AviChina Industry & Technology Co. Ltd., Class H	9,932,000	4,523,282
AVICOPTER PLC, Class A	305,984	1,774,179
BAIC Motor Corp. Ltd., Class H(c)	6,474,000	2,605,971
Baidu Inc., ADR(a)(b)	1,021,266	108,815,892
Bank of Beijing Co. Ltd., Class A	5,486,706	3,737,350
Bank of Chengdu Co. Ltd., Class A	2,282,100	2,538,781
Bank of China Ltd., Class A	8,746,000	4,211,733
Bank of China Ltd., Class H	293,054,000	106,998,171
Bank of Communications Co. Ltd., Class A	10,373,173	7,398,860
Bank of Communications Co. Ltd., Class H	29,836,600	18,092,120
Bank of Guiyang Co. Ltd., Class A	2,703,700	2,921,001
Bank of Hangzhou Co. Ltd., Class A	2,664,745	3,384,771
Bank of Jiangsu Co. Ltd., Class A	3,259,285	2,693,248
Bank of Nanjing Co. Ltd., Class A	2,353,546	2,595,267

1

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Bank of Ningbo Co. Ltd., Class A	1,381,881	$4,939,836
Bank of Shanghai Co. Ltd., Class A	3,477,442	3,931,671
Baoshan Iron & Steel Co. Ltd., Class A	4,398,373	3,002,156
Baozun Inc., ADR(a)(b)	164,870	4,367,406
Beijing Capital International Airport Co. Ltd., Class H	6,890,000	4,293,472
Beijing Enlight Media Co. Ltd., Class A	1,085,695	1,765,493
Beijing Enterprises Holdings Ltd.	1,975,000	6,561,250
Beijing Enterprises Water Group Ltd.	19,742,000	7,462,787
Beijing New Building Materials PLC, Class A	638,113	2,063,744
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	482,086	2,594,067
Beijing Shiji Information Technology Co. Ltd., Class A	313,130	1,297,679
Beijing Shunxin Agriculture Co. Ltd., Class A	243,500	1,862,567
Beijing Sinnet Technology Co. Ltd., Class A	559,986	1,946,296
Beijing Tiantan Biological Products Corp. Ltd., Class A	368,592	1,980,792
Beijing Tongrentang Co. Ltd., Class A	607,712	2,125,745
BEST Inc., ADR(a)(b)	740,441	3,835,484
Betta Pharmaceuticals Co. Ltd., Class A	113,996	1,672,499
BGI Genomics Co. Ltd., Class A	109,900	1,849,717
Bilibili Inc., ADR(a)	359,313	11,652,521
BOE Technology Group Co. Ltd., Class A	7,938,100	4,110,766
Bosideng International Holdings Ltd.(b)	12,488,000	3,206,182
Brilliance China Automotive Holdings Ltd.	11,548,000	10,101,334
BYD Co. Ltd., Class A	432,612	3,466,717
BYD Co. Ltd., Class H(b)	2,368,500	13,292,446
BYD Electronic International Co. Ltd.(b)	2,589,000	4,956,878
Caitong Securities Co. Ltd., Class A	1,328,965	1,843,878
CanSino Biologics Inc., Class H(a)(c)	216,600	5,069,183
Centre Testing International Group Co. Ltd., Class A	540,400	1,365,294
CGN Power Co. Ltd., Class H(c)	38,538,000	8,850,166
Changchun High & New Technology Industry Group Inc., Class A	45,597	4,238,799
Changjiang Securities Co. Ltd., Class A	2,774,674	2,420,607
Chaozhou Three-Circle Group Co. Ltd., Class A	373,705	1,037,519
China Aoyuan Group Ltd.	4,644,000	4,925,001
China Cinda Asset Management Co. Ltd., Class H	34,168,000	6,303,734
China CITIC Bank Corp. Ltd., Class A	4,672,299	3,273,909
China CITIC Bank Corp. Ltd., Class H	26,952,800	11,718,609
China Communications Construction Co. Ltd., Class H	18,006,000	11,452,662
China Communications Services Corp. Ltd., Class H	9,330,000	6,175,061
China Conch Venture Holdings Ltd.	6,175,500	27,726,410
China Construction Bank Corp., Class A	2,509,868	2,231,632
China Construction Bank Corp., Class H	357,040,760	280,528,735
China East Education Holdings Ltd.(c)	1,879,000	3,689,637
China Eastern Airlines Corp. Ltd., Class A(a)	4,463,097	2,591,564
China Eastern Airlines Corp. Ltd., Class H(a)	3,814,000	1,289,212
China Education Group Holdings Ltd.	2,409,000	4,164,701
China Everbright Bank Co. Ltd., Class A	9,295,803	4,943,610
China Everbright Bank Co. Ltd., Class H	11,716,000	4,746,257
China Everbright International Ltd.	14,315,813	7,350,914
China Everbright Ltd.	3,706,000	5,192,512
China Evergrande Group(b)	6,908,388	14,474,548
China Feihe Ltd.(a)(c)	3,105,000	5,608,309

Security	Shares	Value

China (continued)
China Fortune Land Development Co. Ltd., Class A	776,027	$2,346,214
China Galaxy Securities Co. Ltd.	966,300	1,321,814
China Galaxy Securities Co. Ltd., Class H	13,438,500	6,449,648
China Gas Holdings Ltd.(b)	9,748,600	34,084,255
China Greatwall Technology Group Co. Ltd., Class A	829,873	1,590,430
China Hongqiao Group Ltd.	7,013,500	3,085,542
China Huarong Asset Management Co. Ltd., Class H(c)	38,449,000	3,918,812
China Huishan Dairy Holdings Co. Ltd.(a)(d)	5,603,350	7
China International Capital Corp. Ltd., Class H(a)(c)	5,044,000	8,160,464
China International Travel Service Corp. Ltd., Class A	477,132	6,741,865
China Jinmao Holdings Group Ltd.	20,168,000	13,946,649
China Jushi Co. Ltd., Class A	1,599,492	1,971,401
China Lesso Group Holdings Ltd.(b)	3,823,000	4,616,602
China Life Insurance Co. Ltd., Class A	677,099	2,419,493
China Life Insurance Co. Ltd., Class H	27,712,000	51,913,074
China Literature Ltd.(a)(c)	1,101,800	6,233,251
China Longyuan Power Group Corp. Ltd., Class H	12,358,000	6,010,793
China Medical System Holdings Ltd.	5,276,000	6,010,461
China Mengniu Dairy Co. Ltd.	10,371,000	37,063,179
China Merchants Bank Co. Ltd., Class A	4,580,389	21,622,617
China Merchants Bank Co. Ltd., Class H	14,576,967	68,267,824
China Merchants Energy Shipping Co. Ltd., Class A	1,799,557	1,487,030
China Merchants Port Holdings Co. Ltd.	5,514,000	6,708,427
China Merchants Securities Co. Ltd., Class A	1,713,984	3,971,432
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,654,690	3,702,393
China Minsheng Banking Corp. Ltd., Class A	10,615,355	8,431,000
China Minsheng Banking Corp. Ltd., Class H	21,473,048	14,932,232
China Mobile Ltd.	22,855,500	159,525,552
China Molybdenum Co. Ltd., Class A	5,188,898	2,477,043
China Molybdenum Co. Ltd., Class H(b)	12,336,000	3,787,857
China National Building Material Co. Ltd., Class H	14,498,000	16,273,074
China National Chemical Engineering Co. Ltd., Class A	3,377,867	2,621,499
China National Nuclear Power Co. Ltd., Class A	4,372,800	2,459,784
China National Software & Service Co. Ltd., Class A	130,299	1,426,265
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,385,054	1,962,298
China Oilfield Services Ltd., Class H	6,408,000	5,572,174
China Overseas Land & Investment Ltd.	14,309,960	43,570,514
China Overseas Property Holdings Ltd.	4,245,000	4,803,077
China Pacific Insurance Group Co. Ltd., Class A	1,451,148	5,728,269
China Pacific Insurance Group Co. Ltd., Class H	10,060,000	27,645,207
China Petroleum & Chemical Corp., Class A	6,157,189	3,558,075
China Petroleum & Chemical Corp., Class H	90,350,800	41,847,423
China Power International Development Ltd.	16,983,000	3,724,823
China Railway Construction Corp. Ltd., Class A	2,985,120	3,604,211
China Railway Construction Corp. Ltd., Class H	7,159,000	6,400,706
China Railway Group Ltd., Class A	5,180,600	3,796,397
China Railway Group Ltd., Class H	13,906,000	7,589,005
China Railway Signal & Communication Corp. Ltd., Class H(a)(c)	6,119,000	2,699,907
China Reinsurance Group Corp., Class H	21,095,000	2,204,483
China Resources Beer Holdings Co. Ltd.	5,500,000	29,128,500

2

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Resources Cement Holdings Ltd.	9,410,000	$11,812,579
China Resources Gas Group Ltd.	3,358,000	18,304,154
China Resources Land Ltd.	11,963,333	47,152,603
China Resources Pharmaceutical Group Ltd.(c)	6,116,000	3,329,831
China Resources Power Holdings Co. Ltd.	7,280,999	8,435,476
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	383,671	1,449,705
China Shenhua Energy Co. Ltd., Class A	1,106,194	2,529,167
China Shenhua Energy Co. Ltd., Class H	12,775,500	23,339,063
China Shipbuilding Industry Co. Ltd., Class A	5,393,792	3,056,698
China Southern Airlines Co. Ltd., Class A	2,284,200	1,613,307
China Southern Airlines Co. Ltd., Class H(b)	6,276,000	2,574,852
China Spacesat Co. Ltd., Class A	296,300	1,332,155
China State Construction Engineering Corp. Ltd., Class A	8,712,471	6,080,561
China State Construction International Holdings Ltd.(b)	7,864,000	4,849,687
China Taiping Insurance Holdings Co. Ltd.	6,219,260	9,227,389
China Telecom Corp. Ltd., Class H	49,624,000	16,453,836
China Tower Corp. Ltd., Class H(c)	161,666,000	32,537,603
China Traditional Chinese Medicine Holdings Co. Ltd.	9,414,000	3,983,734
China TransInfo Technology Co. Ltd., Class A	563,900	1,744,232
China Unicom Hong Kong Ltd.	22,810,000	13,213,379
China United Network Communications Ltd., Class A	7,066,298	4,892,219
China Vanke Co. Ltd., Class A	2,235,759	8,020,296
China Vanke Co. Ltd., Class H	5,502,931	17,855,595
China Yangtze Power Co. Ltd., Class A	4,961,415	12,043,076
China Yuhua Education Corp Ltd.(c)	3,740,000	3,647,839
Chongqing Changan Automobile Co. Ltd., Class A	1,220,787	1,680,154
Chongqing Rural Commercial Bank Co. Ltd., Class H	9,542,000	3,656,269
Chongqing Zhifei Biological Products Co. Ltd., Class A	342,776	4,009,468
CIFI Holdings Group Co. Ltd.	10,928,000	7,853,046
CITIC Ltd.	21,840,000	20,738,279
CITIC Securities Co. Ltd., Class A	2,485,351	7,725,743
CITIC Securities Co. Ltd., Class H	7,465,000	13,387,111
CNOOC Ltd.	66,459,000	73,995,764
Contemporary Amperex Technology Co. Ltd., Class A	516,929	10,500,639
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	5,604,000	2,769,103
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	3,199,188	1,411,104
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	8,455,000	2,138,021
COSCO SHIPPING Ports Ltd.	7,110,000	3,549,955
Country Garden Holdings Co. Ltd.(b)	28,622,939	35,377,081
Country Garden Services Holdings Co. Ltd.	4,940,000	23,135,337
CRRC Corp. Ltd., Class A	6,393,137	5,211,457
CRRC Corp. Ltd., Class H	15,704,300	7,334,482
CSC Financial Co. Ltd., Class A	641,897	2,865,340
CSPC Pharmaceutical Group Ltd.	17,484,000	34,241,662
Dali Foods Group Co. Ltd.(c)	8,177,000	5,190,406
Daqin Railway Co. Ltd., Class A	3,489,255	3,321,616
Dawning Information Industry Co. Ltd., Class A	381,198	1,980,429
DHC Software Co. Ltd., Class A	893,698	1,345,998
Dongfeng Motor Group Co. Ltd., Class H	10,394,000	6,517,203
Dongxing Securities Co. Ltd., Class A	241,697	353,561
East Money Information Co. Ltd., Class A	1,830,411	3,640,791

Security	Shares	Value

China (continued)
ENN Energy Holdings Ltd.(b)	2,968,100	$34,616,984
Eve Energy Co. Ltd., Class A(a)	255,089	2,311,902
Everbright Securities Co. Ltd., Class A	1,663,749	2,538,284
Fangda Carbon New Material Co. Ltd., Class A(a)	399,596	524,302
Far East Horizon Ltd.	8,814,000	7,789,434
Fiberhome Telecommunication Technologies Co. Ltd., Class A	378,290	1,475,839
First Capital Securities Co. Ltd., Class A	1,688,500	1,609,734
Focus Media Information Technology Co. Ltd., Class A	3,618,978	2,495,429
Foshan Haitian Flavouring & Food Co. Ltd., Class A	632,818	10,149,185
Fosun International Ltd.	9,803,000	12,584,163
Founder Securities Co. Ltd., Class A	2,557,787	2,470,602
Foxconn Industrial Internet Co. Ltd., Class A	967,397	1,810,781
Fuyao Glass Industry Group Co. Ltd., Class A	938,672	2,573,284
Fuyao Glass Industry Group Co. Ltd., Class H(c)	1,615,600	3,543,440
Ganfeng Lithium Co. Ltd., Class A	287,381	1,985,617
GCL System Integration Technology Co. Ltd., Class A(a)	1,792,200	637,909
GD Power Development Co. Ltd., Class A	11,524,100	2,927,593
GDS Holdings Ltd., ADR(a)(b)	289,949	16,527,093
Geely Automobile Holdings Ltd.(b)	18,870,000	25,805,961
Gemdale Corp., Class A	1,576,430	2,805,545
Genscript Biotech Corp.(a)(b)	3,786,000	8,303,703
GF Securities Co. Ltd., Class A	1,568,994	2,886,483
GF Securities Co. Ltd., Class H	5,082,800	5,173,951
Gigadevice Semiconductor Beijing Inc., Class A	115,910	3,128,868
Glodon Co. Ltd., Class A	394,293	3,155,797
GoerTek Inc., Class A	863,900	2,561,240
GOME Retail Holdings Ltd.(a)(b)	37,180,200	4,604,953
Great Wall Motor Co. Ltd., Class H	11,754,500	7,446,084
Gree Electric Appliances Inc. of Zhuhai, Class A	653,310	5,192,411
Greenland Holdings Corp. Ltd., Class A	3,795,418	2,834,299
Greentown Service Group Co. Ltd.(b)	4,474,000	5,968,412
GSX Techedu Inc., ADR(a)	111,867	3,508,149
Guangdong Haid Group Co. Ltd., Class A	515,827	3,484,831
Guangdong Investment Ltd.	11,226,110	22,101,721
Guangzhou Automobile Group Co. Ltd., Class H	11,163,838	9,174,771
Guangzhou Baiyun International Airport Co. Ltd., Class A	696,891	1,590,431
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	487,595	2,051,327
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	159,384	1,559,980
Guangzhou R&F Properties Co. Ltd., Class H	4,650,800	5,742,247
Guangzhou Shiyuan Electronic Technology Co. Ltd.	146,300	1,861,373
Guosen Securities Co. Ltd., Class A	1,691,969	2,522,295
Guotai Junan Securities Co. Ltd., Class A	2,214,340	4,843,347
Guotai Junan Securities Co. Ltd., Class H(c)	2,179,200	2,862,115
Haidilao International Holding Ltd.(b)(c)	2,856,000	13,799,149
Haier Electronics Group Co. Ltd.	4,915,000	13,696,813
Haier Smart Home Co. Ltd., Class A	1,448,641	3,346,502
Haitian International Holdings Ltd.	2,612,000	5,513,136
Haitong Securities Co. Ltd., Class A	1,991,601	3,210,825
Haitong Securities Co. Ltd., Class H	10,231,200	7,735,109
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	2,086,902	8,001,898
Hangzhou Robam Appliances Co. Ltd., Class A	423,264	2,010,507

3

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hangzhou Tigermed Consulting Co. Ltd., Class A	213,300	$2,526,242
Hansoh Pharmaceutical Group Co. Ltd.(a)(c)	1,990,000	8,639,337
Henan Shuanghui Investment & Development Co. Ltd., Class A	721,200	3,982,395
Hengan International Group Co. Ltd.	2,516,000	20,547,387
Hengli Petrochemical Co. Ltd., Class A	1,448,391	2,814,216
Hengtong Optic-Electric Co. Ltd., Class A	798,655	1,830,479
Hengyi Petrochemical Co. Ltd., Class A	1,473,049	1,881,354
Hithink RoyalFlush Information Network Co. Ltd., Class A	143,200	2,144,542
Hua Hong Semiconductor Ltd.(a)(b)(c)	1,738,000	3,233,384
Huadong Medicine Co. Ltd., Class A	581,505	1,838,459
Hualan Biological Engineering Inc., Class A	536,136	3,081,723
Huaneng Power International Inc., Class H	15,906,000	5,910,112
Huatai Securities Co. Ltd., Class A	1,689,317	4,074,621
Huatai Securities Co. Ltd., Class H(c)	5,686,200	8,906,008
Huaxia Bank Co. Ltd., Class A	3,866,180	3,437,588
Huaxin Cement Co. Ltd., Class A	450,606	1,562,988
Huayu Automotive Systems Co. Ltd., Class A	740,768	1,980,083
Huazhu Group Ltd., ADR(b)	495,841	16,769,343
Hubei Biocause Pharmaceutical Co. Ltd., Class A	2,212,699	1,510,301
Hundsun Technologies Inc., Class A	220,094	3,235,267
Hutchison China MediTech Ltd., ADR(a)(b)	248,431	5,418,280
HUYA Inc., ADR(a)(b)	233,493	3,623,811
Iflytek Co. Ltd., Class A	559,575	2,495,522
Industrial & Commercial Bank of China Ltd., Class A	13,062,135	9,335,045
Industrial & Commercial Bank of China Ltd., Class H	223,849,085	144,400,132
Industrial Bank Co. Ltd., Class A	4,571,622	10,273,738
Industrial Securities Co. Ltd., Class A	3,200,651	2,542,043
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	15,376,100	2,360,865
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,310,699	5,204,962
Inner Mongolia Yitai Coal Co. Ltd., Class B	4,368,817	2,560,127
Innovent Biologics Inc.(a)(c)	3,462,000	18,893,382
Inspur Electronic Information Industry Co. Ltd., Class A	376,330	2,023,952
iQIYI Inc., ADR(a)(b)	811,344	13,460,197
Jafron Biomedical Co. Ltd., Class A	265,827	2,337,609
JD.com Inc., ADR(a)(b)	2,772,046	150,605,259
Jiangsu Expressway Co. Ltd., Class H	4,912,000	5,785,906
Jiangsu Hengli Hydraulic Co. Ltd., Class A	276,100	2,835,688
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,269,918	13,950,273
Jiangsu King’s Luck Brewery JSC Ltd., Class A	421,413	2,156,417
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	340,350	5,012,469
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,354,987	1,488,477
Jiangxi Copper Co. Ltd., Class A	463,500	824,883
Jiangxi Copper Co. Ltd., Class H	5,525,000	5,060,960
Jiangxi Zhengbang Technology Co. Ltd., Class A	662,824	1,433,118
Jinke Properties Group Co. Ltd., Class A	2,036,582	2,188,895
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	296,325	2,274,905
JOYY Inc.(a)(b)	217,284	13,265,188
Juewei Food Co. Ltd., Class A	259,614	2,505,836
Kaisa Group Holdings Ltd.	9,535,000	3,481,364
Kingboard Holdings Ltd.	2,730,500	6,587,582

Security	Shares	Value

China (continued)
Kingdee International Software Group Co. Ltd.(b)	8,788,000	$15,419,533
Kingsoft Corp. Ltd.(a)(b)	3,126,000	10,102,735
Koolearn Technology Holding Ltd.(a)(c)	828,000	3,348,961
Kunlun Energy Co. Ltd.	13,626,000	8,350,342
Kweichow Moutai Co. Ltd., Class A	290,987	55,506,942
KWG Group Holdings Ltd.	4,866,000	6,792,687
Lee & Man Paper Manufacturing Ltd.(b)	5,234,000	2,815,866
Legend Holdings Corp., Class H(c)	1,563,000	1,891,490
Lenovo Group Ltd.(b)	27,028,000	14,680,413
Lens Technology Co. Ltd., Class A	747,300	1,700,258
Lepu Medical Technology Beijing Co. Ltd., Class A	495,835	2,417,509
Li Ning Co. Ltd.	7,681,500	25,766,869
Lingyi iTech Guangdong Co., Class A(a)	1,450,980	1,826,839
Logan Property Holdings Co. Ltd.	5,318,000	7,917,652
Longfor Group Holdings Ltd.(c)	6,731,000	30,480,983
LONGi Green Energy Technology Co. Ltd., Class A	859,041	3,886,201
Luxshare Precision Industry Co. Ltd., Class A	1,232,448	7,655,277
Luye Pharma Group Ltd.(c)	5,682,000	2,836,968
Luzhou Laojiao Co. Ltd., Class A	361,939	4,309,399
Maanshan Iron & Steel Co. Ltd., Class A	6,682,200	2,443,729
Mango Excellent Media Co. Ltd., Class A(a)	462,800	3,423,746
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	1,087,580	1,783,739
Meituan Dianping, Class B(a)(b)	12,662,300	239,654,162
Metallurgical Corp. of China Ltd., Class A	7,670,190	2,676,569
Momo Inc., ADR	563,534	10,932,560
Muyuan Foodstuff Co. Ltd., Class A	512,050	8,590,392
NanJi E-Commerce Co. Ltd., Class A(a)	552,000	1,452,388
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	209,690	1,829,907
Nanjing Securities Co. Ltd., Class A	787,500	1,511,421
NARI Technology Co. Ltd., Class A	1,101,583	2,846,138
NAURA Technology Group Co. Ltd., Class A	119,100	2,526,898
NavInfo Co. Ltd., Class A	693,400	1,433,413
NetEase Inc., ADR	264,596	101,313,808
New China Life Insurance Co. Ltd., Class A	661,392	4,038,958
New China Life Insurance Co. Ltd., Class H	2,841,200	8,834,076
New Hope Liuhe Co. Ltd., Class A	1,016,197	3,974,462
New Oriental Education & Technology Group Inc., ADR(a)	532,413	63,868,263
Ninestar Corp., Class A	325,700	1,250,209
Ningbo Joyson Electronic Corp., Class A(a)	314,700	865,796
Ningbo Zhoushan Port Co. Ltd., Class A	614,800	291,773
NIO Inc., ADR(a)(b)	2,827,935	11,255,181
Noah Holdings Ltd.(a)(b)	125,815	3,337,872
Offcn Education Technology Co. Ltd.	369,800	1,517,562
OFILM Group Co. Ltd., Class A(a)	753,465	1,491,323
Orient Securities Co. Ltd., Class A	1,573,886	2,014,535
Oriental Pearl Group Co. Ltd., Class A	194,300	271,210
Ovctek China Inc., Class A	252,900	1,923,878
People’s Insurance Co. Group of China Ltd. (The), Class A	1,214,400	1,052,654
People’s Insurance Co. Group of China Ltd. (The), Class H	31,780,000	9,553,271
Perfect World Co. Ltd., Class A	358,800	2,201,119
PetroChina Co. Ltd., Class A	2,952,100	1,751,267
PetroChina Co. Ltd., Class H	80,016,000	27,460,013
PICC Property & Casualty Co. Ltd., Class H	25,811,192	22,344,613
Pinduoduo Inc., ADR(a)(b)	958,257	64,078,646

4

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Ping An Bank Co. Ltd., Class A	4,381,867	$7,951,240
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,385,000	18,243,904
Ping An Insurance Group Co. of China Ltd., Class A	2,311,184	22,811,175
Ping An Insurance Group Co. of China Ltd., Class H	21,897,000	216,116,695
Poly Developments and Holdings Group Co. Ltd., Class A	2,733,784	5,479,626
Poly Property Development Co. Ltd.(a)	331,000	3,736,615
Postal Savings Bank of China Co. Ltd., Class H(c)	34,007,000	21,630,049
Power Construction Corp. of China Ltd., Class A	4,088,200	1,945,892
RiseSun Real Estate Development Co. Ltd., Class A	2,108,700	2,292,897
Rongsheng Petro Chemical Co. Ltd., Class A	1,639,372	2,656,697
SAIC Motor Corp. Ltd., Class A	1,682,906	4,209,497
Sanan Optoelectronics Co. Ltd., Class A	1,019,600	3,310,334
Sangfor Technologies Inc., Class A	87,900	2,307,004
Sany Heavy Industry Co. Ltd., Class A	2,021,152	5,171,229
SDIC Capital Co. Ltd., Class A	1,146,500	1,907,579
SDIC Power Holdings Co. Ltd., Class A	1,844,290	1,943,607
Seazen Group Ltd.	8,110,000	7,502,090
Seazen Holdings Co. Ltd., Class A	538,973	2,354,744
Semiconductor Manufacturing International Corp.(a)(b)	12,249,499	26,613,542
SF Holding Co. Ltd., Class A	481,300	3,062,122
SG Micro Corp.	34,900	1,065,580
Shaanxi Coal Industry Co. Ltd., Class A	2,210,370	2,212,159
Shandong Gold Mining Co. Ltd., Class A	661,040	3,423,213
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,944,000	15,647,096
Shanghai Baosight Software Co. Ltd., Class A	258,830	2,044,498
Shanghai Construction Group Co. Ltd., Class A	6,151,095	2,653,036
Shanghai Electric Group Co. Ltd., Class A	362,400	220,550
Shanghai Electric Group Co. Ltd., Class H	13,536,000	3,737,200
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	773,900	3,321,714
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,694,000	5,376,390
Shanghai Industrial Holdings Ltd.	2,353,000	3,661,099
Shanghai International Airport Co. Ltd., Class A	242,098	2,446,257
Shanghai International Port Group Co. Ltd., Class A	3,436,899	1,942,916
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	4,513,206	3,186,323
Shanghai M&G Stationery Inc., Class A	302,937	2,356,534
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	429,500	1,067,125
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,697,400	5,848,294
Shanghai Pudong Development Bank Co. Ltd., Class A	6,309,696	9,309,272
Shanghai RAAS Blood Products Co. Ltd., Class A(a)	1,269,800	1,455,160
Shanxi Meijin Energy Co. Ltd., Class A(a)	1,169,300	1,021,722
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	224,600	4,016,290
Shengyi Technology Co. Ltd., Class A	593,200	2,219,056
Shennan Circuits Co. Ltd., Class A	129,240	2,723,994
Shenwan Hongyuan Group Co. Ltd., Class A	6,973,340	4,204,912
Shenzhen Expressway Co. Ltd., Class H	1,934,000	1,956,207

Security	Shares	Value

China (continued)
Shenzhen Goodix Technology Co. Ltd., Class A	93,100	$2,813,454
Shenzhen Inovance Technology Co. Ltd., Class A	558,900	2,678,183
Shenzhen International Holdings Ltd.	3,960,000	6,611,070
Shenzhen Investment Ltd.	11,994,000	3,698,318
Shenzhen Kangtai Biological Products Co. Ltd., Class A	174,786	3,561,983
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	149,932	5,834,712
Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,311,600	2,699,498
Shenzhen Sunway Communication Co. Ltd., Class A(a)	287,040	1,562,970
Shenzhou International Group Holdings Ltd.(b)	2,975,400	35,373,901
Shimao Property Holdings Ltd.(b)	4,430,500	18,405,638
Shui On Land Ltd.	15,294,000	2,525,651
Sichuan Chuantou Energy Co. Ltd., Class A	2,085,460	2,584,920
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	526,100	1,505,409
Sichuan Swellfun Co. Ltd., Class A	172,893	1,216,057
Silergy Corp.	263,000	14,190,175
SINA Corp.(a)	236,037	7,390,318
Sino Biopharmaceutical Ltd.(b)	25,930,500	40,814,359
Sino-Ocean Group Holding Ltd.	12,371,500	2,857,049
Sinopec Engineering Group Co. Ltd., Class H	5,613,500	2,353,745
Sinopec Shanghai Petrochemical Co. Ltd., Class H	14,731,000	3,630,010
Sinopharm Group Co. Ltd., Class H	4,959,200	12,194,859
Sinotrans Ltd., Class H	251,000	51,813
Sinotruk Hong Kong Ltd.	2,634,500	6,396,760
SOHO China Ltd.(a)	7,961,000	2,680,713
Songcheng Performance Development Co. Ltd., Class A	1,041,413	2,657,244
Spring Airlines Co. Ltd., Class A	476,873	2,386,295
Sun Art Retail Group Ltd.	9,100,000	13,924,139
Sunac China Holdings Ltd.	9,414,000	39,412,244
Suning.com Co. Ltd., Class A	2,496,738	3,056,363
Sunny Optical Technology Group Co. Ltd.	2,668,500	35,254,083
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	455,300	1,482,671
TAL Education Group, ADR(a)	1,430,753	80,780,314
TCL Technology Group Corp., Class A	4,124,955	3,005,537
Tencent Holdings Ltd.	21,338,800	1,129,846,926
Tencent Music Entertainment Group, ADR(a)(b)	1,325,005	17,119,065
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	773,593	1,895,056
Tianma Microelectronics Co. Ltd., Class A	754,579	1,427,172
Tianqi Lithium Corp., Class A	433,404	1,203,261
Tingyi Cayman Islands Holding Corp.	7,456,000	12,813,046
Tongcheng-Elong Holdings Ltd.(a)	2,834,800	5,083,695
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	745,600	1,648,517
Tongwei Co. Ltd., Class A	972,184	1,859,094
Topchoice Medical Corp., Class A(a)	124,800	2,471,542
Topsports International Holdings Ltd.(b)(c)	4,086,000	5,798,736
Transfar Zhilian Co. Ltd., Class A	1,334,698	1,060,053
TravelSky Technology Ltd., Class H	3,622,000	7,271,103
Trip.com Group Ltd., ADR(a)(b)	1,761,235	46,796,014
Tsingtao Brewery Co. Ltd., Class A	284,700	2,515,098
Tsingtao Brewery Co. Ltd., Class H	1,388,000	9,607,302
Unigroup Guoxin Microelectronics Co. Ltd., Class A	216,800	2,085,023

5

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Uni-President China Holdings Ltd.	5,105,000	$5,282,170
Unisplendour Corp. Ltd., Class A	448,263	2,394,549
Venustech Group Inc., Class A	345,303	1,889,859
Vipshop Holdings Ltd., ADR(a)	1,644,406	28,514,000
Walvax Biotechnology Co. Ltd., Class A	436,294	2,551,676
Wanda Film Holding Co. Ltd., Class A(a)	361,752	815,485
Wanhua Chemical Group Co. Ltd., Class A	739,191	4,795,734
Want Want China Holdings Ltd.	19,135,000	13,750,735
Weibo Corp., ADR(a)(b)	207,080	6,371,852
Weichai Power Co. Ltd., Class A	1,498,444	2,727,410
Weichai Power Co. Ltd., Class H	7,289,800	12,621,483
Wens Foodstuffs Group Co. Ltd., Class A	1,202,075	4,434,667
Western Securities Co. Ltd., Class A	253,180	281,303
Wharf Holdings Ltd. (The)	3,675,000	6,552,509
Will Semiconductor Ltd., Class A	138,200	3,541,324
Wingtech Technology Co. Ltd., Class A(a)	84,200	1,149,197
Winning Health Technology Group Co. Ltd., Class A	509,865	1,658,937
Wuhan Guide Infrared Co. Ltd., Class A	238,700	1,532,648
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	532,188	2,525,668
Wuliangye Yibin Co. Ltd., Class A	920,403	19,039,631
WUS Printed Circuit Kunshan Co. Ltd., Class A	465,583	1,522,656
WuXi AppTec Co. Ltd., Class A	394,220	5,860,310
WuXi AppTec Co. Ltd., Class H(c)	768,992	8,135,382
Wuxi Biologics Cayman Inc.(a)(c)	3,366,500	52,901,522
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	281,825	1,652,194
XCMG Construction Machinery Co. Ltd., Class A	3,422,369	2,804,124
Xiaomi Corp., Class B(a)(b)(c)	38,962,000	60,421,009
Xinhu Zhongbao Co. Ltd., Class A	2,412,050	1,006,676
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,688,793	2,234,689
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	1,926,846	1,735,181
Xinyi Solar Holdings Ltd.	14,892,000	10,816,922
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	331,898	1,180,419
Yanzhou Coal Mining Co. Ltd., Class H	6,598,800	5,039,981
Yealink Network Technology Corp. Ltd., Class A	150,587	1,891,744
Yifeng Pharmacy Chain Co. Ltd., Class A	193,059	2,123,751
Yihai International Holding Ltd.	1,788,000	15,974,584
Yonghui Superstores Co. Ltd., Class A	2,355,000	3,063,650
Yonyou Network Technology Co. Ltd., Class A	794,779	3,871,722
Yuexiu Property Co. Ltd.	26,688,000	4,786,004
Yum China Holdings Inc.	1,335,471	61,885,726
Yunda Holding Co. Ltd., Class A	498,465	2,321,791
Yunnan Baiyao Group Co. Ltd., Class A	327,945	4,036,486
Yunnan Energy New Material Co. Ltd.	163,600	1,354,161
Yuzhou Properties Co. Ltd.	7,032,000	2,875,944
Zai Lab Ltd., ADR(a)	189,611	14,107,058
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	159,150	3,259,329
Zhaojin Mining Industry Co. Ltd., Class H	4,199,000	5,135,663
Zhejiang Century Huatong Group Co. Ltd., Class A	803,788	1,503,414
Zhejiang Chint Electrics Co. Ltd., Class A	809,386	2,872,992
Zhejiang Dahua Technology Co. Ltd., Class A	1,080,684	2,244,574
Zhejiang Expressway Co. Ltd., Class H	5,938,000	4,175,216
Zhejiang Huayou Cobalt Co. Ltd., Class A	287,494	1,302,997
Zhejiang Longsheng Group Co. Ltd., Class A	731,100	1,242,958
Zhejiang NHU Co. Ltd., Class A	839,278	2,963,867

Security	Shares	Value

China (continued)
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	822,398	$2,565,617
Zhejiang Supor Co. Ltd., Class A	241,882	2,285,728
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	173,547	1,394,587
Zhengzhou Yutong Bus Co. Ltd., Class A	1,010,667	1,706,969
Zhenro Properties Group Ltd.	5,187,000	3,299,176
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	1,339,500	4,726,529
Zhongji Innolight Co. Ltd., Class A	164,500	1,308,570
Zhongsheng Group Holdings Ltd.	2,148,500	11,032,164
Zhuzhou CRRC Times Electric Co. Ltd., Class H	2,106,800	5,449,792
Zijin Mining Group Co. Ltd., Class A	5,077,500	2,679,008
Zijin Mining Group Co. Ltd., Class H	21,058,000	8,422,113
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,666,568	1,481,818
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	5,130,000	4,202,748
ZTE Corp., Class A(a)	861,300	4,334,031
ZTE Corp., Class H(a)	2,854,000	7,216,927
ZTO Express Cayman Inc., ADR(b)	1,374,404	44,833,058

		8,070,194,007

Colombia — 0.2%
Bancolombia SA	887,761	5,977,456
Ecopetrol SA	18,655,856	9,998,816
Grupo de Inversiones Suramericana SA	1,017,668	4,988,360
Interconexion Electrica SA ESP	1,710,320	9,028,462

		29,993,094

Czech Republic — 0.1%
CEZ AS	585,982	11,513,321
Komercni Banka AS(a)	282,387	6,055,888
Moneta Money Bank AS(c)	1,896,794	4,200,981

		21,770,190

Egypt — 0.1%
Commercial International Bank Egypt SAE	5,502,594	22,000,017
Eastern Co. SAE	4,643,222	3,697,387
EISewedy Electric Co.	3,669,043	1,743,603

		27,441,007

Greece — 0.2%
Alpha Bank AE(a)	4,676,150	2,886,840
Eurobank Ergasias Services and Holdings SA, Series A(a)	4,499,245	1,901,798
FF Group(a)(d)	246,892	2,746
Hellenic Telecommunications Organization SA	876,215	12,339,162
Jumbo SA	419,090	7,607,969
Motor Oil Hellas Corinth Refineries SA	243,824	4,068,263
National Bank of Greece SA(a)	405,450	545,262
OPAP SA	699,026	6,531,514
Titan Cement International SA	105,373	1,324,491

		37,208,045

Hong Kong — 0.1%
Kingboard Laminates Holdings Ltd.	4,248,500	3,699,829
Nine Dragons Paper Holdings Ltd.(b)	6,252,000	5,468,786
SSY Group Ltd.	6,008,000	3,681,848
Vinda International Holdings Ltd.	1,121,000	3,405,954

		16,256,417

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	1,565,758	9,906,713

6

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hungary (continued)
OTP Bank Nyrt(a)	837,306	$27,886,992
Richter Gedeon Nyrt	551,369	12,059,469

		49,853,174

India — 8.0%
Adani Ports & Special Economic Zone Ltd.	1,994,786	8,541,970
Ambuja Cements Ltd.	2,334,130	5,912,785
Asian Paints Ltd.	1,081,621	24,075,199
Aurobindo Pharma Ltd.	1,053,782	10,391,319
Avenue Supermarts Ltd.(a)(c)	557,213	16,722,746
Axis Bank Ltd.	7,802,778	39,722,671
Bajaj Auto Ltd.	315,830	11,321,075
Bajaj Finance Ltd.	674,317	17,421,909
Bajaj Finserv Ltd.	144,318	8,407,007
Bandhan Bank Ltd.(c)	1,504,411	4,340,168
Berger Paints India Ltd.	825,479	5,368,281
Bharat Forge Ltd.	817,167	3,523,545
Bharat Petroleum Corp. Ltd.	2,452,814	11,119,629
Bharti Airtel Ltd.(a)	9,160,574	66,945,044
Bharti Infratel Ltd.	1,258,396	3,826,799
Biocon Ltd.	952,858	4,469,657
Bosch Ltd.	29,127	3,744,538
Britannia Industries Ltd.	220,305	9,844,148
Cipla Ltd.	1,297,682	11,123,172
Coal India Ltd.	4,672,535	8,731,314
Colgate-Palmolive India Ltd.	230,703	4,245,426
Container Corp. of India Ltd.	814,156	4,049,448
Dabur India Ltd.	2,020,248	12,462,198
Divi’s Laboratories Ltd.	306,894	9,700,393
DLF Ltd.	2,196,603	4,376,285
Dr. Reddy’s Laboratories Ltd.	429,401	23,119,354
Eicher Motors Ltd.	50,243	10,995,570
GAIL India Ltd.	6,017,684	7,349,387
Godrej Consumer Products Ltd.	1,456,943	12,211,799
Grasim Industries Ltd.	1,136,938	8,858,993
Havells India Ltd.	962,783	6,318,497
HCL Technologies Ltd.	4,081,331	29,699,336
HDFC Asset Management Co. Ltd.(c)	155,070	5,176,912
HDFC Life Insurance Co. Ltd.(a)(c)	2,503,742	17,323,761
Hero MotoCorp Ltd.	368,582	11,507,669
Hindalco Industries Ltd.	4,437,212	8,147,811
Hindustan Petroleum Corp. Ltd.	2,298,838	5,914,588
Hindustan Unilever Ltd.	3,067,190	83,451,419
Housing Development Finance Corp. Ltd.	6,126,677	134,409,528
ICICI Bank Ltd.	17,911,224	78,629,009
ICICI Lombard General Insurance Co. Ltd.(c)	717,854	12,348,043
ICICI Prudential Life Insurance Co. Ltd.(c)	1,207,432	6,276,978
Indian Oil Corp. Ltd.	7,072,374	7,781,681
Indraprastha Gas Ltd.	684,879	4,275,951
Info Edge India Ltd.	222,577	7,899,785
Infosys Ltd.	12,713,081	116,175,279
InterGlobe Aviation Ltd.(c)	356,437	4,551,137
ITC Ltd.	12,883,372	33,624,168
JSW Steel Ltd.	3,223,068	7,851,343
Jubilant Foodworks Ltd.	240,415	5,267,009
Larsen & Toubro Ltd.	1,773,569	21,865,799
LIC Housing Finance Ltd.	1,104,064	3,497,641
Lupin Ltd.	836,052	9,616,954
Mahindra & Mahindra Ltd.	2,808,696	16,207,819
Marico Ltd.	1,729,381	7,862,876
Maruti Suzuki India Ltd.	434,800	32,262,587

Security	Shares	Value

India (continued)
Motherson Sumi Systems Ltd.	3,567,572	$4,496,251
Nestle India Ltd.	87,488	20,294,705
NTPC Ltd.	9,005,029	11,652,814
Oil & Natural Gas Corp. Ltd.	9,329,947	10,265,672
Page Industries Ltd.	21,464	5,355,309
Petronet LNG Ltd.	2,389,855	7,981,854
Pidilite Industries Ltd.	476,540	9,253,981
Piramal Enterprises Ltd.	352,992	4,517,420
Power Grid Corp. of India Ltd.	6,937,743	14,455,113
REC Ltd.	2,636,678	3,087,667
Reliance Industries Ltd.	10,625,812	205,781,682
SBI Life Insurance Co. Ltd.(c)	1,409,505	14,327,820
Shree Cement Ltd.	33,001	9,102,696
Shriram Transport Finance Co. Ltd.	327,219	2,476,550
Siemens Ltd.	249,862	3,599,090
State Bank of India(a)	6,671,377	14,230,977
Sun Pharmaceutical Industries Ltd.	3,142,750	19,710,700
Tata Consultancy Services Ltd.	3,359,370	87,624,729
Tata Consumer Products Ltd.	1,440,498	6,989,486
Tata Motors Ltd.(a)	6,260,442	7,202,929
Tata Steel Ltd.	1,295,446	5,057,321
Tech Mahindra Ltd.	1,745,085	12,241,818
Titan Co. Ltd.	1,176,940	13,852,533
Torrent Pharmaceuticals Ltd.	176,406	5,511,619
UltraTech Cement Ltd.	402,495	20,784,985
United Spirits Ltd.(a)	1,110,443	8,724,503
UPL Ltd.	1,895,294	10,172,484
Vedanta Ltd.	6,926,936	8,446,114
Wipro Ltd.	4,326,533	12,175,772
Zee Entertainment Enterprises Ltd.	3,243,172	7,872,438

		1,618,112,441

Indonesia — 1.5%
Ace Hardware Indonesia Tbk PT	15,298,200	1,628,248
Adaro Energy Tbk PT	55,061,100	4,145,600
Astra International Tbk PT	74,943,800	24,468,304
Bank Central Asia Tbk PT	36,766,900	65,304,658
Bank Mandiri Persero Tbk PT	69,433,900	21,243,637
Bank Negara Indonesia Persero Tbk PT	27,671,676	7,254,108
Bank Rakyat Indonesia Persero Tbk PT	206,477,610	41,691,235
Bank Tabungan Negara Persero Tbk PT	341,400	17,759
Barito Pacific Tbk PT(a)	100,393,000	9,276,561
Bumi Serpong Damai Tbk PT(a)	2,780,400	120,846
Charoen Pokphand Indonesia Tbk PT	27,843,845	11,006,037
Gudang Garam Tbk PT	1,823,600	6,084,908
Hanjaya Mandala Sampoerna Tbk PT	34,817,700	4,623,295
Indah Kiat Pulp & Paper Corp. Tbk PT	10,485,500	3,767,890
Indocement Tunggal Prakarsa Tbk PT	6,510,500	5,391,995
Indofood CBP Sukses Makmur Tbk PT	8,932,400	4,982,824
Indofood Sukses Makmur Tbk PT	16,763,100	6,597,387
Jasa Marga Persero Tbk PT	1,222,600	297,073
Kalbe Farma Tbk PT	80,503,315	7,796,865
Pabrik Kertas Tjiwi Kimia Tbk PT	827,700	224,912
Pakuwon Jati Tbk PT	700,900	17,367
Perusahaan Gas Negara Tbk PT	40,368,300	2,376,231
Semen Indonesia Persero Tbk PT	11,125,100	7,462,422
Telekomunikasi Indonesia Persero Tbk PT	183,850,800	39,639,289
Unilever Indonesia Tbk PT	28,527,200	15,132,498
United Tractors Tbk PT	6,399,753	6,877,216
XL Axiata Tbk PT(a)	12,187,500	2,160,549

		299,589,714

7

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia — 1.8%
AirAsia Group Bhd	1,515,600	$240,544
AMMB Holdings Bhd	6,624,575	4,830,340
Axiata Group Bhd	10,524,400	9,199,016
Carlsberg Brewery Malaysia Bhd	288,300	1,915,148
CIMB Group Holdings Bhd	20,474,900	17,755,117
Dialog Group Bhd	14,232,412	13,062,064
DiGi.Com Bhd	11,878,000	12,431,259
Fraser & Neave Holdings Bhd	528,600	3,956,445
Gamuda Bhd	6,629,700	5,947,287
Genting Bhd	8,291,300	7,628,568
Genting Malaysia Bhd	11,369,800	6,067,380
Genting Plantations Bhd	1,169,700	2,717,417
HAP Seng Consolidated Bhd	2,380,400	4,101,023
Hartalega Holdings Bhd	6,084,100	17,549,077
Hong Leong Bank Bhd	2,558,400	8,003,275
Hong Leong Financial Group Bhd	919,600	2,834,420
IHH Healthcare Bhd	8,472,200	10,581,724
IJM Corp. Bhd	10,795,940	4,767,845
IOI Corp. Bhd	7,688,320	8,046,430
Kuala Lumpur Kepong Bhd	1,684,000	8,537,173
Malayan Banking Bhd	14,751,100	25,447,556
Malaysia Airports Holdings Bhd	4,021,600	4,625,187
Maxis Bhd(b)	8,975,200	10,900,300
MISC Bhd	4,755,200	9,078,358
Nestle Malaysia Bhd	269,500	8,616,561
Petronas Chemicals Group Bhd	9,212,200	13,349,479
Petronas Dagangan Bhd	993,900	5,367,860
Petronas Gas Bhd	2,707,400	11,832,225
PPB Group Bhd	2,362,860	9,435,135
Press Metal Aluminium Holdings Bhd	5,601,600	4,857,512
Public Bank Bhd	11,183,030	37,709,769
QL Resources Bhd	2,285,600	5,320,362
RHB Bank Bhd	5,998,225	6,581,146
Sime Darby Bhd	10,428,273	5,013,247
Sime Darby Plantation Bhd	8,200,673	9,356,030
Telekom Malaysia Bhd(b)	4,295,900	4,179,795
Tenaga Nasional Bhd	9,342,550	24,197,151
Top Glove Corp. Bhd	5,763,500	17,631,869
Westports Holdings Bhd	3,637,400	3,338,292
YTL Corp. Bhd	11,706,689	2,800,450

		369,809,836

Mexico — 1.8%
Alfa SAB de CV, Class A	11,156,700	5,918,714
America Movil SAB de CV, Series L, NVS	125,416,500	83,933,093
Arca Continental SAB de CV	1,623,536	7,256,474
Becle SAB de CV	1,277,700	2,217,091
Cemex SAB de CV, CPO, NVS	56,636,173	13,436,207
Coca-Cola Femsa SAB de CV	1,978,293	8,652,560
Fibra Uno Administracion SA de CV	11,786,300	9,006,262
Fomento Economico Mexicano SAB de CV	7,256,600	49,173,612
Gruma SAB de CV, Series B	789,090	7,847,487
Grupo Aeroportuario del Pacifico SAB de CV, Series B	1,380,800	9,134,098
Grupo Aeroportuario del Sureste SAB de CV, Class B	780,940	8,065,335
Grupo Bimbo SAB de CV, Series A(b)	6,093,000	9,545,716

Security	Shares	Value

Mexico (continued)
Grupo Carso SAB de CV, Series A1	1,822,141	$4,116,125
Grupo Financiero Banorte SAB de CV, Class O	9,662,856	29,364,411
Grupo Financiero Inbursa SAB de CV, Class O(b)	8,946,500	6,144,977
Grupo Mexico SAB de CV, Series B	11,821,788	25,363,978
Grupo Televisa SAB, CPO(a)	9,128,800	10,836,705
Industrias Penoles SAB de CV	531,273	5,062,395
Infraestructura Energetica Nova SAB de CV	2,016,500	5,735,199
Kimberly-Clark de Mexico SAB de CV, Class A	5,686,000	8,843,847
Megacable Holdings SAB de CV, CPO	1,172,660	3,554,053
Orbia Advance Corp. SAB de CV	3,920,134	5,764,239
Promotora y Operadora de Infraestructura SAB de CV(a)	872,335	6,591,269
Wal-Mart de Mexico SAB de CV	19,429,700	48,596,748

		374,160,595

Pakistan — 0.0%
Habib Bank Ltd.	2,372,500	1,405,191
MCB Bank Ltd.	1,650,100	1,487,601
Oil & Gas Development Co. Ltd.	2,730,100	1,923,871

		4,816,663

Peru — 0.3%
Cia. de Minas Buenaventura SAA, ADR	827,793	6,498,175
Credicorp Ltd.	251,972	34,726,781
Southern Copper Corp.(b)	311,596	11,310,935

		52,535,891

Philippines — 0.8%
Aboitiz Equity Ventures Inc.	7,658,810	6,490,773
Aboitiz Power Corp.	5,344,564	2,935,181
Altus San Nicolas Corp.	195,768	20,087
Ayala Corp.	1,066,946	15,755,475
Ayala Land Inc.	28,312,500	17,898,064
Bank of the Philippine Islands	3,515,544	4,604,515
BDO Unibank Inc.	7,507,991	14,891,393
Globe Telecom Inc.	126,665	5,740,212
GT Capital Holdings Inc.	377,052	2,882,638
International Container Terminal Services Inc.	3,714,310	6,435,104
JG Summit Holdings Inc.	11,095,504	10,696,574
Jollibee Foods Corp.	1,687,869	3,624,484
Manila Electric Co.	817,620	4,571,048
Megaworld Corp.	43,502,900	2,449,294
Metro Pacific Investments Corp.	54,755,500	3,126,104
Metropolitan Bank & Trust Co.	6,475,865	4,503,170
PLDT Inc.	326,818	8,231,785
Puregold Price Club Inc.	2,375,700	2,158,874
Robinsons Land Corp.	8,108,306	2,367,459
SM Investments Corp.	940,777	17,005,353
SM Prime Holdings Inc.	38,420,225	22,883,639
Universal Robina Corp.	3,415,820	8,839,834

		168,111,060

Poland — 0.7%
Bank Millennium SA(a)	212,862	132,155
Bank Polska Kasa Opieki SA	658,829	8,647,933
CD Projekt SA	251,585	25,370,866
Cyfrowy Polsat SA	981,558	6,402,851
Dino Polska SA(a)(c)	184,592	8,417,786
Grupa Lotos SA	348,302	5,179,037
KGHM Polska Miedz SA(a)	520,331	11,211,767
LPP SA	4,943	8,468,353
mBank SA(a)	56,733	3,051,868
Orange Polska SA(a)	2,487,302	4,050,050

8

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Poland (continued)
PGE Polska Grupa Energetyczna SA(a)	3,135,638	$3,787,010
Polski Koncern Naftowy ORLEN SA	1,113,150	18,558,987
Polskie Gornictwo Naftowe i Gazownictwo SA	6,476,147	6,799,291
Powszechna Kasa Oszczednosci Bank Polski SA	3,237,847	18,032,063
Powszechny Zaklad Ubezpieczen SA	2,231,612	16,630,364
Santander Bank Polska SA(a)	133,306	5,419,863

		150,160,244

Qatar — 0.9%
Barwa Real Estate Co.	5,178,848	4,101,442
Commercial Bank PSQC (The)	7,686,082	7,755,768
Industries Qatar QSC	6,858,425	14,740,238
Masraf Al Rayan QSC	14,134,146	15,130,770
Mesaieed Petrochemical Holding Co.	16,567,169	9,066,745
Ooredoo QPSC	3,138,928	5,399,559
Qatar Electricity & Water Co. QSC	2,074,916	8,454,243
Qatar Fuel QSC	1,917,205	8,377,104
Qatar International Islamic Bank QSC	1,931,280	4,092,723
Qatar Islamic Bank SAQ	4,444,270	18,690,742
Qatar National Bank QPSC	16,695,229	80,608,348

		176,417,682

Russia — 3.4%
Alrosa PJSC	9,588,990	8,958,977
Gazprom PJSC	40,908,530	115,791,560
Gazprom PJSC, ADR	1,401,885	7,786,069
Inter RAO UES PJSC	136,532,000	9,555,525
LUKOIL PJSC	1,551,130	115,114,031
Magnit PJSC, GDR(e)	1,375,275	15,678,135
Magnitogorsk Iron & Steel Works PJSC	8,565,600	4,903,549
MMC Norilsk Nickel PJSC	236,425	73,998,645
Mobile TeleSystems PJSC, ADR	1,710,400	15,205,456
Moscow Exchange MICEX-RTS PJSC	5,075,060	8,210,905
Novatek PJSC, GDR(e)	341,847	49,465,261
Novolipetsk Steel PJSC	4,497,820	8,771,358
PhosAgro PJSC, GDR(e)	478,664	6,605,563
Polymetal International PLC	840,165	16,811,328
Polyus PJSC	118,615	19,600,345
Rosneft Oil Co. PJSC	4,259,277	22,682,781
Rosneft Oil Co. PJSC, GDR(e)	43,844	228,164
Sberbank of Russia PJSC	40,042,941	113,653,279
Severstal PAO	780,002	10,319,606
Surgutneftegas PJSC	21,270,060	11,926,560
Surgutneftegas PJSC, ADR	583,078	3,241,914
Tatneft PJSC	5,367,957	40,426,141
VTB Bank PJSC	12,032,231,998	6,184,635
X5 Retail Group NV, GDR(e)	467,266	13,817,970

		698,937,757

Saudi Arabia — 2.8%
Abdullah Al Othaim Markets Co.	119,099	3,707,285
Advanced Petrochemical Co.	328,884	4,335,692
Al Rajhi Bank	4,587,308	70,148,125
Alinma Bank(a)	4,001,503	15,983,469
Almarai Co. JSC	944,775	12,609,250
Arab National Bank	2,057,266	11,061,123
Bank AlBilad	1,348,655	7,970,444
Bank Al-Jazira	1,758,391	5,368,218
Banque Saudi Fransi	2,132,547	17,262,649
Bupa Arabia for Cooperative Insurance Co.	166,701	5,125,527
Co for Cooperative Insurance (The)(a)	214,286	4,081,443
Dar Al Arkan Real Estate Development Co.(a)	2,202,854	4,099,809

Security	Shares	Value

Saudi Arabia (continued)
Emaar Economic City(a)	1,367,880	$2,579,307
Etihad Etisalat Co.(a)	1,563,332	11,017,241
Jarir Marketing Co.	209,041	7,724,193
National Commercial Bank	5,256,747	53,494,672
National Industrialization Co.(a)	1,297,306	3,473,437
Rabigh Refining & Petrochemical Co.(a)	843,229	3,097,428
Riyad Bank	4,823,039	21,522,191
Sahara International Petrochemical Co.	1,304,869	5,112,711
Samba Financial Group	3,852,450	24,696,428
Saudi Airlines Catering Co.	122,694	2,537,224
Saudi Arabian Fertilizer Co.	688,392	14,141,798
Saudi Arabian Mining Co.(a)	1,638,698	14,959,370
Saudi Arabian Oil Co.(c)	4,302,508	38,632,915
Saudi Basic Industries Corp.	3,272,993	73,917,117
Saudi British Bank (The)	2,566,570	15,992,282
Saudi Cement Co.	261,118	3,268,259
Saudi Electricity Co.	3,206,621	14,745,387
Saudi Industrial Investment Group	768,204	4,075,989
Saudi Kayan Petrochemical Co.(a)	3,125,201	7,057,939
Saudi Telecom Co.	2,171,883	59,096,026
Savola Group (The)	976,307	10,891,611
Yanbu National Petrochemical Co.	907,683	12,324,139

		566,110,698

Singapore — 0.0%
BOC Aviation Ltd.(c)	785,700	4,318,258

South Africa — 3.6%
Absa Group Ltd.	2,658,495	12,244,805
Anglo American Platinum Ltd.	203,323	12,801,178
AngloGold Ashanti Ltd.	1,559,806	37,558,504
Aspen Pharmacare Holdings Ltd.(a)	1,462,219	11,585,283
Bid Corp. Ltd.	1,266,117	17,688,795
Bidvest Group Ltd. (The)	1,068,959	9,207,375
Capitec Bank Holdings Ltd.(b)	174,711	8,381,708
Clicks Group Ltd.	959,680	12,670,530
Discovery Ltd.	1,507,149	8,399,409
Exxaro Resources Ltd.	962,255	6,764,359
FirstRand Ltd.	12,414,368	28,258,804
Gold Fields Ltd.	3,224,063	25,072,693
Growthpoint Properties Ltd.	10,563,191	7,477,729
Impala Platinum Holdings Ltd.	3,012,545	20,006,737
Investec Ltd.	117,600	202,854
Kumba Iron Ore Ltd.	240,842	6,479,831
Life Healthcare Group Holdings Ltd.	5,343,461	5,549,719
Momentum Metropolitan Holdings	3,587,781	3,508,514
Mr. Price Group Ltd.	972,547	7,171,565
MTN Group Ltd.	6,308,129	19,286,319
MultiChoice Group Ltd.(a)	1,672,139	8,205,380
Naspers Ltd., Class N	1,665,559	263,425,594
Nedbank Group Ltd.	1,383,134	7,749,850
NEPI Rockcastle PLC	1,489,555	7,562,051
Northam Platinum Ltd.(a)	1,315,923	8,182,392
Old Mutual Ltd.	17,818,628	11,350,475
Pepkor Holdings Ltd.(c)	2,278,200	1,550,719
Pick n Pay Stores Ltd.	1,324,486	4,003,622
PSG Group Ltd.	592,592	5,461,211
Rand Merchant Investment Holdings Ltd.	3,035,945	4,678,898
Redefine Properties Ltd.	2,104,379	229,184
Reinet Investments SCA	571,870	8,920,517
Remgro Ltd.	1,954,502	15,405,859

9

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
RMB Holdings Ltd.	3,020,582	$9,073,997
Sanlam Ltd.	7,022,451	22,533,824
Sasol Ltd.(a)	2,093,287	10,745,765
Shoprite Holdings Ltd.	1,828,006	10,728,823
Sibanye Stillwater Ltd.(a)	8,607,296	15,804,088
SPAR Group Ltd. (The)	723,087	7,185,548
Standard Bank Group Ltd.	4,768,862	27,485,979
Tiger Brands Ltd.	603,636	5,376,039
Vodacom Group Ltd.	2,385,030	17,077,191
Woolworths Holdings Ltd.	3,735,911	6,128,509

		739,182,226

South Korea — 10.8%
Amorepacific Corp.(b)	118,865	15,644,552
AMOREPACIFIC Group	109,775	5,123,336
BGF retail Co. Ltd.	30,489	4,111,319
BNK Financial Group Inc.	1,045,046	4,286,676
Celltrion Healthcare Co. Ltd.(a)(b)	248,914	18,249,741
Celltrion Inc.(a)(b)	351,400	60,578,869
Celltrion Pharm Inc.(a)	45,147	3,342,872
Cheil Worldwide Inc.	269,931	3,618,115
CJ CheilJedang Corp.	30,968	7,426,619
CJ Corp.	55,305	4,103,944
CJ ENM Co. Ltd.	41,405	4,045,383
CJ Logistics Corp.(a)	34,444	4,477,762
Coway Co. Ltd.	182,906	9,836,117
Daelim Industrial Co. Ltd.	103,151	7,687,704
Daewoo Engineering & Construction Co. Ltd.(a)	698,383	2,159,802
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	143,149	2,519,802
DB Insurance Co. Ltd.	187,720	6,578,423
Doosan Bobcat Inc.	189,299	3,622,582
Douzone Bizon Co. Ltd.	66,165	6,411,078
E-MART Inc.	74,125	6,793,320
Fila Holdings Corp.	185,407	5,756,308
GS Engineering & Construction Corp.	221,569	5,107,832
GS Holdings Corp.	191,832	5,839,611
GS Retail Co. Ltd.	100,798	3,467,233
Hana Financial Group Inc.	1,106,093	26,570,525
Hankook Tire & Technology Co. Ltd.	276,411	5,233,831
Hanmi Pharm Co. Ltd.	24,679	4,722,777
Hanon Systems	696,797	5,480,078
Hanwha Corp.	148,084	2,403,398
Hanwha Life Insurance Co. Ltd.	563,819	694,274
Hanwha Solutions Corp.	393,174	5,127,183
HDC Holdings Co. Ltd.	1	8
HDC Hyundai Development Co-Engineering & Construction, Class E	13,720	221,013
Helixmith Co. Ltd.(a)(b)	91,423	4,621,163
HLB Inc.(a)(b)	146,866	13,388,648
Hotel Shilla Co. Ltd.	116,963	7,479,890
Hyundai Department Store Co. Ltd.	54,627	2,822,987
Hyundai Engineering & Construction Co. Ltd.	289,773	8,002,129
Hyundai Glovis Co. Ltd.	70,651	6,446,415
Hyundai Heavy Industries Holdings Co. Ltd.	36,387	7,947,582
Hyundai Marine & Fire Insurance Co. Ltd.	234,940	4,600,343
Hyundai Mobis Co. Ltd.	247,754	39,610,232
Hyundai Motor Co.	547,303	43,308,728
Hyundai Steel Co.	311,158	5,489,767
Industrial Bank of Korea	920,997	6,157,580
Kakao Corp.	207,150	44,074,468

Security	Shares	Value

South Korea (continued)
Kangwon Land Inc.	423,219	$8,269,934
KB Financial Group Inc.	1,461,723	40,129,664
KCC Corp.	8,771	1,016,301
Kia Motors Corp.	972,080	26,883,395
KMW Co. Ltd.(a)(b)	98,695	4,646,064
Korea Aerospace Industries Ltd.	278,420	5,699,016
Korea Electric Power Corp.(a)	951,556	16,596,237
Korea Gas Corp.	101,678	2,450,715
Korea Investment Holdings Co. Ltd.	157,061	6,683,447
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	144,195	10,572,010
Korea Zinc Co. Ltd.	32,150	9,812,831
Korean Air Lines Co. Ltd.(a)	174,675	2,919,595
KT&G Corp.	435,493	29,502,897
Kumho Petrochemical Co. Ltd.	69,059	3,953,557
LG Chem Ltd.	169,803	53,541,178
LG Corp.	353,900	18,031,483
LG Display Co. Ltd.(a)(b)	870,313	7,167,986
LG Electronics Inc.	390,659	18,705,704
LG Household & Health Care Ltd.	34,662	38,343,849
LG Innotek Co. Ltd.	53,534	6,375,926
LG Uplus Corp.	705,289	7,488,837
Lotte Chemical Corp.(b)	63,762	9,679,241
Lotte Corp.	97,683	2,705,420
Lotte Shopping Co. Ltd.	41,704	2,997,017
Medy-Tox Inc.	6,012	820,403
Meritz Securities Co. Ltd.(b)	1,009,815	2,678,544
Mirae Asset Daewoo Co. Ltd.	1,322,371	6,588,097
NAVER Corp.	459,894	83,924,296
NCSoft Corp.	61,531	39,250,264
Netmarble Corp.(a)(b)(c)	82,413	6,142,129
NH Investment & Securities Co. Ltd.	466,761	3,667,152
OCI Co. Ltd.(a)	26,724	850,196
Orion Corp.	90,785	9,676,305
Ottogi Corp.	5,237	2,329,999
Pan Ocean Co. Ltd.(a)	1,041,037	3,005,133
Pearl Abyss Corp.(a)(b)	23,593	3,895,812
POSCO	275,456	40,258,013
POSCO Chemical Co. Ltd.	82,403	3,692,815
Posco International Corp.	183,568	2,371,584
S-1 Corp.	66,694	5,019,081
Samsung Biologics Co. Ltd.(a)(c)	61,692	30,984,234
Samsung C&T Corp.	315,535	25,248,915
Samsung Card Co. Ltd.	112,200	2,677,145
Samsung Electro-Mechanics Co. Ltd.(b)	208,396	21,033,954
Samsung Electronics Co. Ltd.	17,756,258	726,910,477
Samsung Engineering Co. Ltd.(a)	589,370	5,758,308
Samsung Fire & Marine Insurance Co. Ltd.	115,413	17,007,447
Samsung Heavy Industries Co. Ltd.(a)(b)	1,704,620	6,627,434
Samsung Life Insurance Co. Ltd.	261,444	9,647,536
Samsung SDI Co. Ltd.	204,982	59,419,870
Samsung SDS Co. Ltd.	130,644	20,095,831
Samsung Securities Co. Ltd.	232,514	5,247,500
Shinhan Financial Group Co. Ltd.	1,694,658	41,256,360
Shinsegae Inc.	27,714	5,482,603
SK Holdings Co. Ltd.	130,121	25,111,162
SK Hynix Inc.	2,031,161	133,666,778
SK Innovation Co. Ltd.	205,617	19,674,282
SK Telecom Co. Ltd.	73,099	12,749,311
S-Oil Corp.	168,270	9,606,112

10

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Woori Financial Group Inc.	2,019,981	$14,891,539
Yuhan Corp.	179,671	7,529,513

		2,194,160,457

Taiwan — 11.9%
Accton Technology Corp.	1,905,000	15,322,481
Acer Inc.(b)	11,050,121	6,017,302
Advantech Co. Ltd.	1,325,126	13,107,824
Airtac International Group	477,000	8,181,682
ASE Technology Holding Co. Ltd.	12,366,110	25,452,976
Asia Cement Corp.	8,135,077	11,799,587
Asustek Computer Inc.	2,605,968	18,269,984
AU Optronics Corp.(b)	32,279,000	8,149,036
Catcher Technology Co. Ltd.(b)	2,518,210	18,283,756
Cathay Financial Holding Co. Ltd.	29,365,710	39,170,581
Chailease Holding Co. Ltd.	4,394,991	17,053,004
Chang Hwa Commercial Bank Ltd.	20,363,244	12,750,341
Cheng Shin Rubber Industry Co. Ltd.	7,146,128	7,806,594
Chicony Electronics Co. Ltd.	2,261,998	6,478,995
China Airlines Ltd.	10,182,347	2,780,857
China Development Financial Holding Corp.	48,086,848	14,558,183
China Life Insurance Co. Ltd.(a)	10,134,490	7,003,852
China Steel Corp.	44,013,313	29,024,599
Chunghwa Telecom Co. Ltd.	13,904,410	51,171,934
Compal Electronics Inc.	14,957,908	9,515,272
CTBC Financial Holding Co. Ltd.	65,525,772	43,538,356
Delta Electronics Inc.	7,264,000	33,386,578
E.Sun Financial Holding Co. Ltd.	38,987,170	34,604,765
Eclat Textile Co. Ltd.(b)	725,427	7,465,677
Eva Airways Corp.	8,708,109	3,190,315
Evergreen Marine Corp. Taiwan Ltd.(a)	9,195,810	3,338,362
Far Eastern New Century Corp.(b)	11,048,038	9,898,159
Far EasTone Telecommunications Co. Ltd.	5,876,000	12,662,022
Feng TAY Enterprise Co. Ltd.(b)	1,243,281	7,494,883
First Financial Holding Co. Ltd.	36,922,026	28,098,861
Formosa Chemicals & Fibre Corp.(b)	13,174,090	31,591,490
Formosa Petrochemical Corp.(b)	4,383,000	12,802,301
Formosa Plastics Corp.(b)	14,508,280	40,106,153
Formosa Taffeta Co. Ltd.	3,422,000	3,897,832
Foxconn Technology Co. Ltd.	3,561,637	6,393,746
Fubon Financial Holding Co. Ltd.	24,216,969	34,198,151
Giant Manufacturing Co. Ltd.	1,122,203	8,783,271
Globalwafers Co. Ltd.(b)	814,000	9,800,533
Highwealth Construction Corp.(b)	3,044,170	4,496,551
Hiwin Technologies Corp.(b)	887,649	9,061,263
Hon Hai Precision Industry Co. Ltd.	46,396,873	117,131,823
Hotai Motor Co. Ltd.	1,139,000	20,333,189
Hua Nan Financial Holdings Co. Ltd.	29,748,615	19,270,960
Innolux Corp.(b)	30,946,002	6,410,795
Inventec Corp.	9,266,281	7,530,300
Largan Precision Co. Ltd.	375,000	47,897,585
Lite-On Technology Corp.	7,885,246	12,632,151
MediaTek Inc.	5,622,338	86,699,167
Mega Financial Holding Co. Ltd.	39,965,162	40,930,183
Micro-Star International Co. Ltd.(b)	2,531,000	8,513,938
Nan Ya Plastics Corp.	19,463,160	40,773,781
Nanya Technology Corp.(b)	4,604,000	9,169,665
Nien Made Enterprise Co. Ltd.	623,000	5,332,590
Novatek Microelectronics Corp.(b)	2,161,000	14,754,538
Pegatron Corp.(b)	7,265,414	15,607,634
Phison Electronics Corp.(b)	565,535	5,179,754

Security	Shares	Value

Taiwan (continued)
Pou Chen Corp.	8,683,220	$8,545,850
Powertech Technology Inc.	2,754,300	8,898,155
President Chain Store Corp.	2,134,000	21,002,398
Quanta Computer Inc.	10,178,000	23,728,893
Realtek Semiconductor Corp.(b)	1,807,637	15,562,836
Ruentex Development Co. Ltd.	2,251,458	3,426,865
Ruentex Industries Ltd.	56,958	123,875
Shanghai Commercial & Savings Bank Ltd. (The)	12,737,318	18,156,776
Shin Kong Financial Holding Co. Ltd.(b)	41,228,586	11,452,004
SinoPac Financial Holdings Co. Ltd.	39,598,626	15,562,491
Standard Foods Corp.	1,737,615	3,674,889
Synnex Technology International Corp.	4,975,834	7,358,103
Taishin Financial Holding Co. Ltd.	35,411,482	15,332,199
Taiwan Business Bank	17,986,493	6,349,936
Taiwan Cement Corp.(b)	17,517,898	24,825,531
Taiwan Cooperative Financial Holding Co. Ltd.	33,631,869	22,850,629
Taiwan High Speed Rail Corp.	7,424,000	9,321,725
Taiwan Mobile Co. Ltd.	5,970,600	21,376,836
Taiwan Semiconductor Manufacturing Co. Ltd.	91,643,000	891,249,159
Tatung Co. Ltd.(a)	6,720,000	4,644,130
Uni-President Enterprises Corp.	17,986,839	43,611,720
United Microelectronics Corp.(b)	41,353,000	21,279,062
Vanguard International Semiconductor Corp.(b)	3,368,000	8,244,729
Walsin Technology Corp.(b)	1,188,000	7,399,034
Win Semiconductors Corp.(b)	1,262,000	10,802,132
Winbond Electronics Corp.	11,258,000	5,155,620
Wistron Corp.	10,470,940	9,973,985
Wiwynn Corp.	296,000	7,896,619
WPG Holdings Ltd.	6,048,449	7,906,798
Yageo Corp.(b)	1,020,861	12,597,136
Yuanta Financial Holding Co. Ltd.	35,281,635	19,094,973
Zhen Ding Technology Holding Ltd.	2,047,075	8,147,393

		2,420,428,643

Thailand — 2.4%
Advanced Info Service PCL, NVDR(b)	4,436,300	26,846,518
Airports of Thailand PCL, NVDR(b)	16,121,300	31,421,584
Asset World Corp. PCL	11,927,600	1,777,329
B Grimm Power PCL, NVDR	2,871,300	4,761,430
Bangkok Bank PCL, Foreign	1,826,400	6,229,626
Bangkok Commercial Asset Management PCL, NVDR	3,133,900	2,325,056
Bangkok Dusit Medical Services PCL, NVDR	35,877,400	25,376,973
Bangkok Expressway & Metro PCL, NVDR	28,946,500	8,963,314
Berli Jucker PCL, NVDR(b)	4,560,100	6,092,557
BTS Group Holdings PCL, NVDR	27,120,900	10,316,344
Bumrungrad Hospital PCL, NVDR	1,599,200	6,032,820
Central Pattana PCL, NVDR(b)	8,782,400	13,597,397
Central Retail Corp. PCL, NVDR(a)(b)	6,407,234	7,754,747
Charoen Pokphand Foods PCL, NVDR	14,911,600	14,766,281
CP ALL PCL, NVDR(a)	21,867,900	48,465,481
Electricity Generating PCL, NVDR	1,111,000	9,639,610
Energy Absolute PCL, NVDR	5,977,200	7,328,224
Global Power Synergy PCL, NVDR	2,644,500	6,276,635
Gulf Energy Development PCL, NVDR(b)	8,344,800	9,903,056
Home Product Center PCL, NVDR	23,080,114	10,738,311
Indorama Ventures PCL, NVDR	6,404,680	5,738,239
Intouch Holdings PCL, NVDR	8,564,300	14,471,271
IRPC PCL, NVDR(b)	43,082,200	3,656,773
Kasikornbank PCL	4,475,600	13,682,870
Kasikornbank PCL, NVDR	2,178,800	6,575,442

11

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Krung Thai Bank PCL, NVDR	13,261,900	$4,335,862
Krungthai Card PCL, NVDR	2,508,000	3,035,461
Land & Houses PCL, NVDR	31,657,000	7,264,888
Minor International PCL, NVDR(a)	10,491,720	6,134,737
Muangthai Capital PCL, NVDR(a)(b)	2,682,000	4,700,456
Osotspa PCL, NVDR	2,611,900	3,489,649
PTT Exploration & Production PCL, NVDR	5,186,739	13,696,513
PTT Global Chemical PCL, NVDR	8,463,630	11,440,933
PTT PCL, NVDR	42,718,500	47,673,900
Ratch Group PCL, NVDR	2,878,100	6,333,449
Siam Cement PCL (The), NVDR	2,915,000	31,431,782
Siam Commercial Bank PCL (The), NVDR	3,201,700	7,448,155
Srisawad Corp PCL, NVDR(a)	2,694,300	4,827,887
Thai Oil PCL, NVDR(b)	4,394,000	5,939,704
Thai Union Group PCL, NVDR(b)	12,244,300	5,273,402
TMB Bank PCL, NVDR	81,017,963	2,928,974
Total Access Communication PCL, NVDR(b)	2,706,200	3,785,787
True Corp. PCL, NVDR(b)	44,359,301	5,159,680

		477,639,107

Turkey — 0.4%
Akbank T.A.S.(a)	11,157,224	9,306,546
Anadolu Efes Biracilik Ve Malt Sanayii AS(a)	826,983	2,247,638
Arcelik AS(a)	176,504	408,043
Aselsan Elektronik Sanayi Ve Ticaret AS	1,293,119	5,721,078
BIM Birlesik Magazalar AS	1,666,123	15,900,404
Enka Insaat ve Sanayi AS	2	1
Eregli Demir ve Celik Fabrikalari TAS	5,390,514	6,361,304
Ford Otomotiv Sanayi AS	262,754	2,382,370
Haci Omer Sabanci Holding AS	3,541,122	4,308,629
KOC Holding AS	2,829,786	6,695,411
TAV Havalimanlari Holding AS	691,427	2,057,607
Tupras Turkiye Petrol Rafinerileri AS(a)	477,154	5,994,590
Turk Hava Yollari AO(a)(b)	1,982,186	3,661,298
Turkcell Iletisim Hizmetleri AS	4,172,707	8,661,663
Turkiye Garanti Bankasi AS(a)	8,689,820	9,961,796
Turkiye Is Bankasi AS, Class C(a)	5,951,437	4,318,642
Yapi ve Kredi Bankasi AS(a)	6,822,845	2,320,458

		90,307,478

United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	10,697,150	12,813,923
Aldar Properties PJSC	14,674,267	6,911,365
DP World PLC	629,497	9,914,578
Dubai Islamic Bank PJSC	6,762,898	6,536,158
Emaar Malls PJSC(a)	9,443,654	3,393,715
Emaar Properties PJSC(a)	13,603,594	9,258,806
Emirates NBD Bank PJSC	4,137,793	9,732,935
Emirates Telecommunications Group Co. PJSC	6,670,566	28,402,775
First Abu Dhabi Bank PJSC	10,347,088	31,211,830

		118,176,085

Total Common Stocks — 96.7% (Cost: $19,028,110,107)		19,647,797,178

Preferred Stocks

Brazil — 1.4%
Banco Bradesco SA, Preference Shares, NVS	16,422,827	57,301,939
Braskem SA, Class A, Preference Shares, NVS	716,600	3,660,121
Centrais Eletricas Brasileiras SA, Class B,
Preference Shares, NVS	987,437	5,581,616

Security	Shares	Value

Brazil (continued)
Cia. Energetica de Minas Gerais, Preference Shares, NVS	3,521,310	$7,002,292
Cia. Paranaense de Energia, Preference Shares, NVS	240,500	2,803,051
Gerdau SA, Preference Shares, NVS	4,078,385	10,085,013
Itau Unibanco Holding SA, Preference Shares, NVS	18,046,179	76,556,124
Itausa-Investimentos Itau SA, Preference Shares, NVS	16,732,292	27,296,148
Lojas Americanas SA, Preference Shares, NVS	2,860,129	14,877,031
Petroleo Brasileiro SA, Preference Shares, NVS	17,160,627	64,268,224
Telefonica Brasil SA, Preference Shares, NVS	1,677,667	14,561,548

		283,993,107

Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares	1,250,672	2,983,781
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	435,059	10,616,585

		13,600,366

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	1,740,769	11,533,379

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	26,231,474	13,148,925

South Korea — 0.6%
Amorepacific Corp., Preference Shares, NVS	37,015	1,724,547
Hyundai Motor Co.
Preference Shares, NVS	91,865	4,176,188
Series 2, Preference Shares, NVS	145,823	7,088,332
LG Chem Ltd., Preference Shares, NVS	31,037	4,435,826
LG Household & Health Care Ltd., Preference Shares, NVS	8,299	4,791,300
Samsung Electronics Co. Ltd., Preference Shares, NVS	3,084,076	106,708,108

		128,924,301

Total Preferred Stocks — 2.2% (Cost: $408,524,193)		451,200,078

Rights

Brazil — 0.0%
Natura & Co. Holding SA, (Expires 06/12/20)(a)	128,681	117,993

China — 0.0%
Legend Holdings Corp., Class H, (Expires 07/20/20)(a)(d)	188,246	0	(f)

Total Rights — 0.0% (Cost: $0)		117,993

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.69%(g)(h)(i)	544,674,348	545,491,359

12

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.16%(g)(h)	190,040,000	$190,040,000

		735,531,359

Total Short-Term Investments — 3.6% (Cost: $734,761,018)		735,531,359

Total Investments in Securities — 102.5% (Cost: $20,171,395,318)		20,834,646,608

Other Assets, Less Liabilities — (2.5)%		(500,240,034)

Net Assets — 100.0%		$20,334,406,574

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Rounds to less than $1.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	639,656,107	(94,981,759)	544,674,348	$545,491,359	$10,249,244	(b)	$7,725		$476,741
BlackRock Cash Funds: Treasury, SL Agency Shares	50,332,000	139,708,000	190,040,000	190,040,000	473,611		—		—

				$735,531,359	$10,722,855		$7,725		$476,741

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	5,602	06/19/20	$261,305	$34,883,109

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

13

Consolidated Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Emerging Markets ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$19,054,222,633	$593,571,792	$2,753		$19,647,797,178
Preferred Stocks	451,200,078	—	—		451,200,078
Rights	117,993	—	0	(a)	117,993
Money Market Funds	735,531,359	—	—		735,531,359

	$20,241,072,063	$593,571,792	$2,753		$20,834,646,608

Derivative financial instruments(b)
Assets
Futures Contracts	$34,883,109	$—	$—		$34,883,109

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

14